Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) - Forecast [Member] - USD ($)		1 Months Ended	6 Months Ended
	Jan. 11, 2023	Dec. 23, 2022	Jan. 11, 2023	Dec. 12, 2022	Nov. 23, 2022
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) [Line Items]
Aggregate principal amount					$ 686,690
Extension funds			$ 343,345
Drawn amount				$ 686,690
Merger agreement descriptions		On December 23, 2022 Kludein and Near entered into an amendment to the merger agreement dated May 18, 2022 revising the implied equity value for the company stockholders of approximately $675 million to approximately $575 million subject to customary closing conditions. As of December 23, 2022, the merger transaction is expected to close in the month of January 2023.
Public shares percentage	100.00%